Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Cash and Cash Equivalents Balance
Cash and cash equivalents balance as of December 31, 2011 and 2012 primarily consist of the following currencies:

	December 31, 2011		December 31, 2012
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	108,775	108,775	460,176	460,176
US$	3,193	20,116	7,084	44,526

Total		128,891		504,702